UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10197

        Nuveen California Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:         11/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
	November 30, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.0% (2.7% of Total Investments)
$ 825	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$803,633
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,625	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	4,833,356
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
3,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	3,592,160
	Bonds, Series 2003A-1, 6.250%, 6/01/33

8,650	Total Consumer Staples			9,229,149

	Education and Civic Organizations – 14.9% (10.2% of Total Investments)
2,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2001Q,	6/11 at 101.00	AAA	2,134,660
	5.250%, 12/01/32
180	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/35 at 100.00	A3	189,104
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
125	5.000%, 11/01/21	11/15 at 100.00	A2	134,345
165	5.000%, 11/01/25	11/15 at 100.00	A2	176,312
6,375	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	3/08 at 102.00	Aaa	6,607,751
	Series 2001A, 5.400%, 3/01/21 – MBIA Insured (Alternative Minimum Tax)
	California State Public Works Board, Lease Revenue Bonds, University of California, UCLA
	Replacement Hospital Project, Series 2002A:
8,880	5.375%, 10/01/16 – FSA Insured	10/12 at 100.00	AAA	9,722,179
10,570	5.375%, 10/01/18 – FSA Insured	10/12 at 100.00	AAA	11,511,364
620	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	684,362
	University, Series 2003, 6.500%, 10/01/23
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	AAA	3,205,110
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured

31,915	Total Education and Civic Organizations			34,365,187

	Health Care – 12.4% (8.5% of Total Investments)
2,000	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series	4/12 at 100.00	BBB+	2,164,900
	2001, 6.000%, 4/01/22
1,240	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	1,306,402
	Series 2005, 5.000%, 11/15/34
500	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	535,695
	LLC, Series 2001A, 5.550%, 8/01/31
955	California State Public Works Board, Revenue Bonds, University of California – Davis Medical	11/14 at 100.00	AAA	1,025,078
	Center, Series 2004II-A, 5.000%, 11/01/22 – MBIA Insured
2,185	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds,	No Opt. Call	A+	2,397,928
	Memorial Health Services, Series 2003A, 6.000%, 10/01/11
2,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AAA	2,722,300
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – FSA Insured
5,775	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	6,069,294
	Series 2006, 5.000%, 3/01/41
1,925	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	2,083,370
	Series 2001C, 5.250%, 8/01/31
5,355	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	No Opt. Call	A+	5,486,412
	Series 2002E, 4.700%, 11/01/36 (Mandatory put 6/01/09)
3,000	Central California Joint Powers Health Finance Authority, Certificates of Participation,	2/10 at 101.00	Baa2	3,168,750
	Community Hospitals of Central California Obligated Group, Series 2000, 6.000%, 2/01/30
1,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	A+	1,616,145
	Series 2002, 5.600%, 6/01/22

26,935	Total Health Care			28,576,274

	Housing/Multifamily – 9.9% (6.8% of Total Investments)
2,450	ABAG Finance Authority for Non-Profit Corporations, California, Multifamily Housing Revenue	No Opt. Call	BBB	2,531,781
	Refunding Bonds, United Dominion/2000 Post Apartments, Series 2000B, 6.250%, 8/15/30
	(Mandatory put 8/15/08)
3,445	California Statewide Community Development Authority, GNMA Collateralized Housing Revenue	8/12 at 105.00	Aaa	3,898,707
	Refunding Bonds, Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37
5,962	California Statewide Community Development Authority, Multifamily Housing Revenue Refunding	6/11 at 102.00	AAA	6,564,937
	Bonds, Claremont Village Apartments, Series 2001D, 5.500%, 6/01/31 (Mandatory put 6/01/16)
	(Alternative Minimum Tax)
4,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A–	4,441,480
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32
205	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	213,436
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
1,055	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+	1,146,458
	Home Park, Series 2003A, 5.750%, 9/15/38
700	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	759,514
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
3,045	Yucaipa Redevelopment Agency, California, Mobile Home Park Revenue Bonds, Rancho del Sol and	5/11 at 102.00	N/R	3,412,866
	Grandview, Series 2001A, 6.750%, 5/15/36

20,862	Total Housing/Multifamily			22,969,179

	Housing/Single Family – 0.4% (0.4% of Total Investments)
525	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AAA	569,063
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
640	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single	6/11 at 102.00	AAA	650,675
	Family Mortgage Revenue Bonds, Series 2001A, 5.650%, 12/01/31 (Alternative Minimum Tax)

1,165	Total Housing/Single Family			1,219,738

	Industrials – 0.6% (0.4% of Total Investments)
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,316,313
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Long-Term Care – 0.7% (0.5% of Total Investments)
1,550	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A+	1,630,058
	California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002,
	5.125%, 1/01/22

	Tax Obligation/General – 21.2% (14.4% of Total Investments)
1,000	California, General Obligation Bonds, Series 2004, 5.125%, 2/01/27	2/14 at 100.00	A+	1,072,370
5,000	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 2/01/12	No Opt. Call	A+	5,343,100
4,225	California, General Obligation Veterans Welfare Bonds, Series 2001BV, 5.600%, 12/01/32 –	12/06 at 101.00	AAA	4,266,532
	FSA Insured
3,615	Colton Joint Unified School District, San Bernardino County, California, General Obligation	8/12 at 102.00	AAA	3,997,684
	Bonds, Series 2002A, 5.500%, 8/01/22 – FGIC Insured
	Contra Costa County Community College District, California, General Obligation Bonds, Series 2002:
3,005	5.000%, 8/01/21 – FGIC Insured	8/12 at 100.00	AAA	3,221,270
3,300	5.000%, 8/01/22 – FGIC Insured	8/12 at 100.00	AAA	3,501,828
1,325	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding	No Opt. Call	AAA	1,573,265
	Bonds, School District Program, Series 1998A, 6.650%, 8/01/13 – MBIA Insured
10,840	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AAA	11,609,965
	5.000%, 7/01/19 – MBIA Insured
3,910	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006B,	7/16 at 100.00	AAA	4,143,074
	4.750%, 7/01/24 – FGIC Insured (UB)
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AAA	2,359,320
	MBIA Insured
355	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	381,984
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
2,811	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/16 at 101.00	AAA	2,886,349
	Series 2006F-1, 4.500%, 7/01/29 – FSA Insured (UB)
4,050	Santa Rosa High School District, Sonoma County, California, General Obligation Bonds, Series	5/11 at 101.00	AAA	4,346,258
	2001, 5.300%, 5/01/26 – FGIC Insured

45,436	Total Tax Obligation/General			48,702,999

	Tax Obligation/Limited – 29.9% (20.4% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
650	5.500%, 9/01/24	9/14 at 102.00	N/R	692,087
385	5.800%, 9/01/35	9/14 at 102.00	N/R	412,966
4,900	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	A	5,457,963
	2003C, 5.500%, 6/01/16
2,105	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	2,315,921
1,200	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	1,283,184
	Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33
435	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	469,000
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,330	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AAA	1,439,180
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured (UB)
4,845	Encinitas Public Financing Authority, California, Lease Revenue Bonds, Acquisition Project,	4/08 at 102.00	AAA	5,034,052
	Series 2001A, 5.250%, 4/01/31 – MBIA Insured
750	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	805,365
	6.000%, 9/01/34
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	AAA	1,958,323
	Series 2006, 5.250%, 9/01/36 – XLCA Insured
335	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	362,470
	5.000%, 9/01/20 – XLCA Insured
4,000	Industry Urban Development Agency, California, Tax Allocation Refunding Bonds, Civic,	5/07 at 101.50	AAA	4,091,000
	Recreational and Industrial Redevelopment Project 1, Series 2002, 5.500%, 5/01/19 – MBIA
	Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
215	5.000%, 9/01/26	9/16 at 100.00	N/R	218,554
495	5.125%, 9/01/36	9/16 at 100.00	N/R	508,345
2,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	2,186,260
	Series 2003H, 6.000%, 10/01/20
415	Lammersville School District, San Joaquin County, California, Community Facilities District	9/16 at 100.00	N/R	426,188
	2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35
1,265	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,418,128
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
1,195	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R	1,331,529
	Series 2003A, 6.500%, 9/01/25
905	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R	949,146
	Series 2004, 6.000%, 9/01/34
800	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	851,544
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
8,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/08 at 101.00	AAA	8,224,000
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 – AMBAC Insured
5,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	No Opt. Call	AAA	5,530,700
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 2003A, 5.250%, 7/01/13 – MBIA Insured
500	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,	3/07 at 103.00	N/R	509,435
	Series 2006D, 5.000%, 9/01/33 (WI/DD, Settling 12/07/06)
3,295	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	AAA	3,658,109
	District Redevelopment Project, Series 2003, 5.500%, 9/01/16 – FGIC Insured
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera	8/11 at 101.00	N/R	2,084,000
	Ranch, Series 2003A, 5.550%, 8/15/33
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	BBB–	2,452,660
	6.000%, 8/01/26
385	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	409,806
	2005A, 5.000%, 9/01/35 – XLCA Insured
6,000	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/11 at 102.00	AAA	6,491,040
	Area, Series 2001, 5.250%, 10/01/35 – AMBAC Insured
475	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	502,398
	8/01/25 – AMBAC Insured
700	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	752,934
	Series 2003C, 6.000%, 9/01/33
975	San Marcos Public Facilities Authority, California, Special Tax Bonds, Community Facilities	9/09 at 102.00	N/R	1,024,579
	District 99-1, Series 2003B, 6.000%, 9/01/24
1,530	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and	8/15 at 100.00	AAA	1,633,566
	3, Series 2005C, 5.000%, 8/01/35 – AMBAC Insured
1,930	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	2,173,547
	District 01-1, Series 2003B, 6.750%, 9/01/30
500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	541,020
	District 01-1, Series 2004B, 6.000%, 9/01/39
850	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	930,147
	District 2001-1, Series 2004A, 6.125%, 9/01/39

64,150	Total Tax Obligation/Limited			69,129,146

	Transportation – 10.0% (6.8% of Total Investments)
1,930	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,086,060
	2006, 5.000%, 4/01/31
7,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,492,220
	Bonds, Series 1999, 0.000%, 1/15/27
5,585	Port of Oakland, California, Revenue Bonds, Series 2002N, 5.000%, 11/01/16 – MBIA Insured	11/12 at 100.00	AAA	5,899,212
	(Alternative Minimum Tax) (6)
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29A:
2,430	5.250%, 5/01/18 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	AAA	2,606,078
2,555	5.250%, 5/01/19 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	AAA	2,732,675
1,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/13 at 100.00	AAA	1,082,040
	Airport, Second Series 2003, Issue 29B, 5.125%, 5/01/17 – FGIC Insured
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	AAA	2,128,680
	International Airport, Second Series 2002, Issue 28A, 5.250%, 5/01/17 – MBIA Insured
	(Alternative Minimum Tax)

22,500	Total Transportation			23,026,965

	U.S. Guaranteed – 24.9% (17.0% of Total Investments) (4)
9,000	Anitoch Area Public Facilities Financing Agency, California, Special Tax Bonds, Community	8/11 at 100.00	AAA	9,706,770
	Facilities District 1989-1, Series 2001, 5.250%, 8/01/25 (Pre-refunded 8/01/11) – MBIA Insured
6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	6,550,380
	5/01/18 (Pre-refunded 5/01/12)
7,530	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AAA	8,031,799
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
1,250	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	AAA	1,381,900
	5.250%, 7/01/20 (Pre-refunded 7/01/13) – FSA Insured
1,375	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation	8/14 at 100.00	Aaa	1,539,684
	Bonds, Series 2004A, 5.250%, 8/01/21 (Pre-refunded 8/01/14) – FGIC Insured
3,000	Northern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds,	6/11 at 100.00	AAA	3,238,290
	Series 2001A, 5.375%, 6/01/41 (Pre-refunded 6/01/11)
12,090	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Series	6/11 at 100.00	AAA	12,883,467
	2001A, 5.000%, 6/01/25 (Pre-refunded 6/01/11) – MBIA Insured
1,160	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	1,253,368
	2002A, 5.000%, 8/01/21 (Pre-refunded 8/01/12) – FGIC Insured
6,200	Southwestern Community College District, San Diego County, California, General Obligation	8/11 at 101.00	AAA	6,773,004
	Bonds, Series 2001, 5.375%, 8/01/25 (Pre-refunded 8/01/11) – AMBAC Insured
2,710	Southwestern Community College District, San Diego County, California, General Obligation	8/14 at 100.00	AAA	2,989,293
	Bonds, Series 2004, 5.000%, 8/01/21 (Pre-refunded 8/01/14) – FGIC Insured
2,800	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	3,080,308
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.500%,
	6/01/36 (Pre-refunded 6/01/12)

53,115	Total U.S. Guaranteed			57,428,263

	Utilities – 4.7% (3.2% of Total Investments)
5,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AAA	5,492,450
	Series 2004, 5.250%, 10/01/21 – MBIA Insured
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series
	2003A-2:
750	5.000%, 7/01/21 – MBIA Insured	7/13 at 100.00	AAA	811,283
1,000	5.000%, 7/01/23 – MBIA Insured	7/13 at 100.00	AAA	1,067,510
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	537,710
	2005A-1, 5.000%, 7/01/31 – FSA Insured
790	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	851,715
	9/01/31 – XLCA Insured
2,000	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.250%, 7/01/20 –	7/13 at 100.00	AAA	2,191,280
	MBIA Insured

10,040	Total Utilities			10,951,948

	Water and Sewer – 12.8% (8.7% of Total Investments)
4,900	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/11 at 100.00	AAA	5,137,111
	System Subordinated Revenue Bonds, Series 2001, 5.000%, 6/01/26 – MBIA Insured
2,655	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation,	3/14 at 100.00	AAA	2,850,806
	Series 2004A, 5.000%, 3/01/20 – FGIC Insured
545	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	586,425
	5.000%, 4/01/36 – MBIA Insured
750	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	813,435
	2006, 5.000%, 12/01/31 – FGIC Insured
1,700	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AAA	1,808,766
	5.000%, 3/01/24 – MBIA Insured
6,885	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue	8/12 at 100.00	AAA	7,380,513
	Bonds, Series 2002, 5.000%, 8/01/21 – MBIA Insured
10,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AAA	10,935,799
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 – MBIA Insured

27,435	Total Water and Sewer			29,512,855

$ 315,003	Total Investments (cost $318,374,819) – 146.4%			338,058,074

	Floating Rate Obligations – (2.3%)			(5,363,000)

	Other Assets Less Liabilities – 3.5%			8,154,217

	Preferred Shares, at Liquidation Value – (47.6)%			(110,000,000)

	Net Assets Applicable to Common Shares – 100%			$230,851,703

Forward Swaps outstanding at November 30, 2006:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Goldman Sachs	$38,500,000	Receive	3 Month USD LIBOR	5.681%	Semi-Annually	7/27/07	7/27/12	$(1,457,939)
JPMorgan	12,000,000	Receive	3 Month USD LIBOR	5.716%	Semi-Annually	7/27/07	7/27/14	(595,693)
JPMorgan	6,500,000	Pay	3 Month USD LIBOR	5.869%	Semi-Annually	7/27/07	7/27/34	745,513
Morgan Stanley	13,700,000	Pay	3 Month USD LIBOR	5.811%	Semi-Annually	7/27/07	7/27/24	1,178,476
Morgan Stanley	18,500,000	Pay	3 Month USD LIBOR	5.816%	Semi-Annually	7/27/07	7/27/29	1,797,689

								$ 1,668,046

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
(6)	Portion of the investment, with an aggregate market value of $1,278,075, has been pledged to collateralize the net payment obligations under interest rate swap contracts.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At November 30, 2006, the cost of investments was $313,001,994.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2006, were as follows:

Gross unrealized:
Appreciation	$19,756,334
Depreciation	(60,842)

Net unrealized appreciation (depreciation) of investments	$19,695,492

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         January 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        January 29, 2007

* Print the name and title of each signing officer under his or her signature.